Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Net loss	$ 2,692	$ 4,311	$ 5,854	$ 8,295
Other comprehensive loss (income):
Net unrealized loss (gain) on available for sale securities	(41)	(56)	(65)	(102)
Comprehensive loss	$ 2,651	$ 4,255	$ 5,789	$ 8,193